Long-term Investments	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Investments, Debt and Equity Securities [Abstract]
Long-term Investments

Note 11.   Long-term Investments

The following table summarizes the Company’s long-term investments (in thousands):

	June 30,	December 31,
	2022	2021
Non-marketable equity investments	$10,569	$7,500
Equity method investments	14,949	28,088
Total	$25,518	$35,588

Non-marketable equity investment

Our non-marketable equity investments are investments in privately held companies without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Company reviews its equity securities without readily determinable fair values on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount. Based on management’s analysis of certain investment’s performance, no impairment losses were recorded in the three months ended June 30, 2022 and 2021, respectively.

Equity method investments

The following table summarizes the Company’s investment in companies accounted for using the equity method of accounting (in thousands):

		June 30, 2022
							Dilution loss
					Reclassification		due to
		January 1,		Income (loss)	to equity	Reclassification	investee share	June 30,
		2021	Addition	on investment	method investee	to subsidiaries	issuance	2022
Energica	(b)	12,329	—	(1,031)	—	(11,298)	—	—
FNL Technologies	(c)	2,856	—	(454)	—	—	—	2,362
MDI Fund	(d)	3,765	127	(77)	—	—	—	3,815
PEA	(f)	9,138		(366)	—	—	—	8,772
Total		$28,088	$127	$(1,928)	$—	$(11,298)	$—	$14,949

The Company has received no dividends from equity method investees in the three and six months ended June 30, 2022 and 2021.

(a)	Solectrac

On October 22, 2020, the Company acquired 1.4 million common shares, representing 15.0% of the total common shares outstanding, of Solectrac for a purchase price of $0.91 per share, for total consideration of $1.3 million. On November 19, 2020, Ideanomics acquired an additional 1.3 million shares of common stock for $1.00 per share, for a subsequent investment of $1.3 million. The Company’ ownership in Solectrac was diluted to 24.3% as of March 31, 2021 due to the new share issuance by Solectrac during the three months ended March 31, 2021.

On June 11, 2021, Ideanomics entered into a stock purchase agreement and plan of merger with Solectrac and its shareholders, and acquired the remaining common shares outstanding of Solectrac for total consideration of $18.0 million. Ideanomics now owns 100% of Soletrac, and commenced consolidation of Solectrac on that date.

Refer to Note 7 for additional information on the acquisition of Solectrac.

(b)	Energica

On March 3, 2021, the Company entered into an investment agreement with Energica. The Company invested €10.1 million ($13.6 million) for 6.1 million ordinary shares of Energica at a subscription price of €1.78 ($2.21) for each ordinary share. Pursuant to the purchase of the shares the Company will hold 20.0% of Energica’s share capital. From March 3, 2021 through September 30, 2021 the Company has the right to participate in any equity financing by Energica. Ideanomics was restricted from selling any of the shares for a period of 90 days.

Energica is the world’s leading manufacturer of high performance electric motorcycles and the sole manufacturer of the FIM Enel MotoE™ World Cup. Energica motorcycles are currently on sale through the official network of dealers and importers.

The Company has decided to account for Energica on a one quarter lag as Energica, which is publicly traded on the Milan stock exchange, is only required to prepare and file semi-annual and annual financial statements, and the time frame in which the filings must be complete is much more lenient than in the U.S. Energica prepares its financial statements in accordance with Article 2423 et seq of the Italian Civil Code, rather than U.S. GAAP. Energica’s financial statements will either be prepared in or reconciled to U. S. GAAP prior to the Company recording its share of Energica’s earnings or losses, and the one quarter lag will be utilized to accomplish this, as well as related disclosure matters.

As of June 30, 2022, the excess of the Company’s investment over its proportionate share of Energica’s net assets was $10.9 million. The difference represents goodwill.

Certain shareholders of Energica have rights such that they may convert their ordinary shares into ordinary shares with supervoting rights under certain conditions. If some or all of these ordinary shares were converted into ordinary shares with supervoting rights, the Company’s ownership in Energica would be diluted, perhaps significantly.

The aggregate market value of the Energica common shares owned by the Company was $22.5 million as of June 30, 2022.

(c)	FNL

On April 20, 2021, Ideanomics entered into a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL, which included the investment of $2.9 million cash into FNL, the issuance of 0.1 million shares of Ideanomics common stock, and 100.0% of the common stock outstanding of Grapevine. Ideanomics received 0.6 million shares of common stock of FNL at a subscription price of $8.09 per share of common stock, and Ideanomics also converted a $250,000 SAFE into 30,902 shares of common stock. The Company determined that the basis in the FNL investment is the aggregate of the cash invested, including the SAFE, the fair value of the Ideanomics common stock issued, and the fair value of Grapevine. As a result of this transaction, Ideanomics owns 29.0% of the common stock outstanding of FNL, and FNL appointed Alfred Poor, Ideanomics’ Chief Executive Officer, to be a member of its board of directors.

The Company has decided to account for FNL on a one quarter lag, as FNL is in the development stage and will require the additional time to prepare financial statements in accordance with U.S. GAAP.

(d)	Minority Depository Institution Keepers Fund

On July 26, 2021, the Company entered into a subscription agreement to invest $25.0 million in the MDI Fund. The MDI Fund an organization of minority-owned banks that aim to increase inclusivity in the financial services industry, is sponsored by the National Bankers’ Association. The MDI Fund will provide capital resources primarily in low and moderate income areas to grow a more skilled workforce, increase employment opportunities, and support businesses’ growth among minority and underserved communities. The initial investment of $0.6 million was made on July 26, 2021.

The Company has decided to account for MDI on a one quarter lag, the MDI Fund reporting requirements differ from the Company’s quarterly reporting schedule.

(e)	TM2

On January 28, 2021, the Company entered into a SAFE with TM2. As of August 13, 2021, the SAFE was amended to which Ideanomics would invested €5.0 million ($5.9 million), an increase in the investment of €3.5 million ($4.1 million), from the original contracted investment of €1.5 million ($1.8 million.) If there is an equity financing (of above €5.0 million ($6.8 million) during the twelve months immediately following execution of the SAFE, on the initial closing of such equity financing the SAFE will automatically convert into the number of ordinary shares equal to the purchase amount divided by the lowest price per share of the ordinary shares paid during such equity financing. If no equity financing has taken place during the twelve-month period immediately following the date of the SAFE, the parties shall in good faith attempt for one month to agree to a fair value per ordinary share represented by the SAFE, following which the SAFE shall convert into the number of ordinary shares equal to the purchase amount divided by such fair value. If the parties are unable to establish a fair value per ordinary share within such one-month period, the Company shall be entitled to convert the purchase amount into ordinary shares based on the pre-investment valuation of the Company of €10.0 million ($11.1 million) on December 20, 2019, plus the value of any investment into the SAFE since the original investment resulting in a current valuation of the Company of €11.0 million ($12.5 million), but subject to increase by the amount of any further debt, equity, convertible investment prior to January 28 2022. In the event of a non-qualifying financing, TM2 shall provide the Company with sufficient information to verify such funding and increase in valuation. The Company accounts for TM2 as an equity method investment, as it holds a 10.0% equity ownership interest and has one of four seats on the board of directors.

(f)	PEA

On August 2, 2021, the Company announced a strategic investment in PEA, a business unit within the Prettl Group, a large German industrial company that manufactures and distributes components and systems for the automotive, energy, and electronics industries. The terms include a strategic investment of €7.5 million ($9.1 million) for 11,175 preferred shares. Ideanomics will receive exclusive sales and distribution rights for PEA charging infrastructure products and solutions in North America and CEO Alf Poor will join PEA’s

Board of Directors. The Company received legal ownership as of October 19, 2021, after payment of €7.5 million ($9.1 million) representing a 30% equity ownership.

Note 12.   Long-term Investments

The following table summarizes the composition of long-term investments (in thousands):

	December 31,	December 31,
	2021	2020
Non-marketable equity investments	$7,500	$4,787
Equity method investments	28,088	3,700
Total	$35,588	$8,487

Non-marketable equity investments

Our non-marketable equity investments are investments in privately held companies without readily determinable fair values are carried at cost minus impairment, if any, plus or minus changes resulting from observable price changes in orderly transactions for the identical or a similar investment of the same issuer.

The Company reviews its equity securities without readily determinable fair values on a regular basis to determine if the investment is impaired. For purposes of this assessment, the Company considers the investee’s cash position, earnings and revenue outlook, liquidity and management ownership, among other factors, in its review. If management’s assessment indicates that an impairment exists, the Company estimates the fair value of the equity investment and recognizes an impairment loss that is equal to the difference between the fair value of the equity investment and its carrying amount. Based on management’s analysis of certain investment’s performance, impairment losses of $4.5 million, $0.2 million and $3.0 million were recorded in the years ended December 31, 2021, 2020 and 2019, and are recorded in “Asset impairments” in the consolidated statements of operations.

Equity method investments

The following table summarizes the Company’s investment in companies accounted for using the equity method of accounting (in thousands):

		December 31, 2021
				Income (loss)			Reclassification	Dilution loss
		January 1,		on	Reclassification	Impairment	to equity method	due to investee	December 31,
		2021	Addition	investment	to subsidiaries	losses	investee	share issuance	2021
Solectrac	(a)	$2,556	$—	$(153)	$(2,372)	$—	$—	$(31)	$—
Energica	(b)	—	13,555	(1,226)	—	—	—	—	12,329
FNL	(c)	—	3,505	(899)	—	—	250	—	2,856
MDI Fund	(d)	—	4,646	(881)	—	—	—	—	3,765
TM2	(e)	1,144	7,226	(506)	—	(7,864)	—	—	—
PEA	(f)	—	9,138	—	—	—	—	—	9,138
Total		$3,700	$38,070	$(3,665)	$(2,372)	$(7,864)	$250	$(31)	$28,088

		December 31, 2020
				Income (loss)			Reclassification	Dilution loss
		January 1,		on	Reclassification	Impairment	to equity method	due to investee	December 31,
		2020	Addition	investment	to subsidiaries	losses	investee	share issuance	2020
TM2	(e)	$1,227	$—	$(83)	$—	$—	$—	$—	$1,144
Intelligenta	(g)	$9,800	$—	$—	$—	$(9,800)	$—	$—	$—
Glory	(h)	6,854	—	(4)	—	(6,850)	—	—	—
Solectrac	(a)	—	2,600	(44)	—	—	—	—	2,556
Total		$17,881	$2,600	$(131)	$—	$(16,650)	$—	$—	$3,700

The Company has received no dividends from equity method investees in the years ended December 31, 2021, 2020 and 2019.

(a)Solectrac

On October 22, 2020, the Company acquired 1.4 million common shares, representing 15.0% of the total common shares outstanding, of Solectrac for a purchase price of $0.91 per share, for total consideration of $1.3 million. On November 19, 2020, Ideanomics acquired an additional 1.3 million shares of common stock for $1.00 per share, for a subsequent investment of $1.3 million. The Company’s ownership in Solectrac was diluted to 24.3% as of March 31, 2021 due to the new share issuance by Solectrac during the three months ended March 31, 2021.

On June 11, 2021, Ideanomics entered into a stock purchase agreement and plan of merger with Solectrac and its shareholders, and acquired the remaining common shares outstanding of Solectrac for total consideration of $17.7 million. Ideanomics now owns 100% of Solectrac, and commenced consolidation of Solectrac on that date.

Refer to Note 8 for additional information on the acquisition of Solectrac.

(b)Energica

On March 3, 2021, the Company entered into an investment agreement with Energica. The Company invested €10.1 million ($13.6 million) for 6.1 million ordinary shares of Energica at a subscription price of €1.78 ($2.21) for each ordinary share. Pursuant to the purchase of the shares the Company will hold 20.0% of Energica’s share capital. From March 3, 2021 through September 30, 2021 the Company has the right to participate in any equity financing by Energica. Ideanomics was restricted from selling any of the shares for a period of 90 days.

Energica is the world’s leading manufacturer of high performance electric motorcycles and the sole manufacturer of the FIM Enel MotoE™ World Cup. Energica motorcycles are currently on sale through the official network of dealers and importers.

The Company has decided to account for Energica on a one quarter lag as Energica, which is publicly traded on the Milan stock exchange, is only required to prepare and file semi-annual and annual financial statements, and the time frame in which the filings must be complete is much more lenient than in the U.S. Energica prepares its financial statements in accordance with Article 2423 et seq of the Italian Civil Code, rather than U.S. GAAP. Energica’s financial statements will either be prepared in or reconciled to U. S. GAAP prior to the Company recording its share of Energica’s earnings or losses, and the one quarter lag will be utilized to accomplish this, as well as related disclosure matters.

As of December 31, 2021, the excess of the Company’s investment over its proportionate share of Energica’s net assets was $11.0 million. The difference represents goodwill.

Certain shareholders of Energica have rights such that they may convert their ordinary shares into ordinary shares with supervoting rights under certain conditions. If some or all of these ordinary shares were converted into ordinary shares with supervoting rights, the Company’s ownership in Energica would be diluted, perhaps significantly.

The aggregate market value of the Energica common shares owned by the Company was $21.8 million as of December 31, 2021.

(c)FNL

On April 20, 2021, Ideanomics entered into a stock purchase agreement with FNL, pursuant to which Ideanomics made an investment into FNL, which included the investment of $2.9 million cash into FNL, the issuance of 0.1 million shares of Ideanomics common stock, and 100.0% of the common stock outstanding of Grapevine. Ideanomics received 0.6 million shares of common stock of FNL at a subscription price of $8.09 per share of common stock, and Ideanomics also converted a $250,000 SAFE into 30,902 shares of common stock. The Company determined that the basis in the FNL investment is the aggregate of the cash invested, including the SAFE, the fair value of the Ideanomics common stock issued, and the fair value of Grapevine. As a result of this transaction, Ideanomics owns 29.0% of the common stock outstanding of FNL, and FNL appointed Alfred Poor, Ideanomics’ Chief Executive Officer, to be a member of its board of directors.

The Company has decided to account for FNL on a one quarter lag, as FNL is in the development stage and will require the additional time to prepare financial statements in accordance with U.S. GAAP.

(d)MDI Fund

On July 26, 2021, the Company entered into a subscription agreement to invest $25.0 million in the MDI Fund. The MDI Fund an organization of minority-owned banks that aim to increase inclusivity in the financial services industry, is sponsored by the National Bankers’ Association. The MDI Fund will provide capital resources primarily in low and moderate income areas to grow a more skilled workforce, increase employment opportunities, and support businesses’ growth among minority and underserved communities. The initial investment of $0.6 million was made on July 26, 2021.

The Company has decided to account for the MDI Fund on a one quarter lag since the MDI Fund’s reporting requirements differ from the Company’s quarterly reporting schedule.

(e)TM2

On January 28, 2021, the Company entered into a SAFE with TM2. As of August 13, 2021, the SAFE was amended to which Ideanomics would invest €5.0 million ($5.9 million), an increase in the investment of €3.5 million ($4.1 million), from the original contracted investment of €1.5 million ($1.8 million.) If there is an equity financing (of above €5.0 million ($6.8 million)) during the twelve months immediately following execution of the SAFE, on the initial closing of such equity financing the SAFE will automatically convert into the number of ordinary shares equal to the purchase amount divided by the lowest price per share of the ordinary shares paid during such equity financing. If no equity financing has taken place during the twelve-month period immediately following the date of the SAFE, the parties shall in good faith attempt for one month to agree to a fair value per ordinary share represented by the SAFE, following which the SAFE shall convert into the number of ordinary shares equal to the purchase amount divided by such fair value. If the parties are unable to establish a fair value per ordinary share within such one-month period, the Company shall be entitled to convert the purchase amount into ordinary shares based on the pre-investment valuation of the Company of €10.0 million ($11.1 million) on December 20, 2019, plus the value of any investment into the SAFE since the original investment resulting in a current valuation of the Company of €11.0 million ($12.5 million), but subject to increase by the amount of any further debt, equity, convertible investment prior to January 28, 2022. In the event of a non-qualifying financing, TM2 shall provide the Company with sufficient information to verify such funding and increase in valuation. The Company accounts for TM2 as an equity method investment, as it holds a 10.0% equity ownership interest and has one of four seats on the board of directors.

(f)PEA

On August 2, 2021, the Company announced a strategic investment in PEA, a business unit within the Prettl Group, a large German industrial company that manufactures and distributes components and systems for the automotive, energy, and electronics industries. The terms include a strategic investment of €7.5 million ($9.1 million) for 11,175 preferred shares. Ideanomics will receive exclusive sales and distribution rights for PEA charging infrastructure products and solutions in North America and CEO Alf Poor will join PEA’s Board of Directors. The Company received legal ownership as of October 19, 2021, after payment of €7.5 million ($9.1 million) representing a 30% equity ownership.

(g)Intelligenta

In 2018, the Company signed an investment agreement with two unrelated parties to establish BDCG, subsequently renamed Intelligenta, for providing block chain services for financial or energy industries by utilizing artificial intelligence and big data technology in the United States. On April 24, 2018, the Company acquired 20.0% equity ownership in BDCG from one noncontrolling party for total consideration of $9.8 million which consisted of $2.0 million in cash and $7.8 million paid in the form of the Company’s capital stock (valued at $2.60 per share and equal to 3.0 million shares of the Company’s common stock), increasing the Company’s ownership to 60.0%. The remaining 40.0% of Intelligenta are held by Seasail. The accounting treatment for the investment is based on the equity method due to variable substantive participating rights (in accordance with ASC 810) granted to Seasail.

Intelligenta’s target customer base is financial institutions and large energy companies in the U. S.; however, due to the political relations between the U.S. and China, Intelligenta has been unable to commercialize its product as such companies are hesitant to engage a company with China-based ownership to perform AI and block chain services. The Company evaluated the business prospects of Intelligenta, and determined the investment was impaired and the impairment was other-than-temporary. Accordingly, the Company recorded an impairment loss of $9.8 million in “Impairment of and equity in loss of equity method investees” in the consolidated statements of operations in the year ended December 31, 2020.

Intelligenta has yet to record revenue or earnings or losses, and therefore its statement of operations and balance sheet data are not material.

As of December 31, 2019, the excess of the Company’s investment over its proportionate share of Intelligenta’s net assets was $9.8 million. The difference represented goodwill and was not amortized.

(h)Glory

On July 18, 2019, the Company entered into an acquisition agreement to purchase a 34.0% interest in Glory, a Malaysian company, from its shareholder Beijing Financial Holding Limited, a Hong Kong registered company, for the consideration of 12.2 million restricted common shares of the Company, initially representing $24.4 million at $2.00 per share, the contract price, and subsequently revised to $20.0 million at $1.64 per share, the closing price on the date of acquisition. As part of this transaction, the Company was also granted an option to purchase a 40.0% interest in Bigfair from its shareholder Beijing Financial Holding Limited for an exercise price of $13.2 million in the form of common shares of the Company. Bigfair holds a 51.0% ownership stake in Glory. The option was exercisable from July 18, 2020 to July 19, 2021.

Upon the initial investment, the Company performed a valuation analysis and allocated $23.0 million and $1.4 million of the consideration transferred to the equity method investment and the call option, respectively, which was subsequently revised to $20.0 million and $0, respectively.

As initially contemplated, Glory, through its subsidiary Tree Manufacturing, would hold a domestic EV manufacturing license in Malaysia, a marketing and distribution agreement for EVs in the ASEAN region, as well as the land use rights for 250 acres of vacant land zoned for industrial development in the Gebeng Industrial Area adjacent to Kuantan Port. Kuantan is the capital city of the state of Pahang on the east coast of Peninsular Malaysia, which was to be the site of the manufacturing operations.

In December 2019, the Company acquired a 51.0% ownership interest in Tree Technologies. Tree Technologies had previously been granted the land use rights to the 250 acres of vacant land mentioned above, which was previously anticipated would be owned by Glory. As Glory would no longer receive the land use rights to the 250 acres of vacant land, the Company evaluated its investment in Glory for impairment, and recorded an impairment loss of $13.1 million in “Impairment of and equity in loss of equity method investees” in the consolidated statements of operations in the year ended December 31, 2019.

Tree Technologies had also entered into a product supply arrangement and a product distribution arrangement with a subsidiary of Glory. The Company performed an assessment of these arrangements, and determined that Glory is a variable interest entity, but that the Company is not the prime beneficiary. As of December 31, 2020, the Company accounted for Glory as an equity method investment. Refer to Note 8 for additional information on the acquisition of Tree Technologies.

In the three months ended December 31, 2020, Tree Technologies obtained a domestic EV manufacturing license in Malaysia; and therefore determined it would not purchase vehicles from Glory’s subsidiary, Tree Manufacturing. As Glory’s value was predicated on the underlying manufacturing agreement between Tree Technologies and Tree Manufacturing, the Company evaluated the business prospects of Glory, and determined that its investment was impaired and the impairment was other-than-temporary. Accordingly, the Company recorded an impairment loss of $6.9 million in “Impairment of and equity in loss of equity method investees” in the consolidated statements of operations in the year ended December 31, 2020. Refer to Note 11 for information on the impairment loss recorded with respect to the manufacturing agreement with Tree Manufacturing.